1. Organization and Business Operations (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 30, 2017	Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Cash	$ 378,014	$ 7,490	$ 304,267	$ 1,297		$ 54,034
Accumulated deficit	(7,630,950)		(4,016,630)	(3,522,655)
Net loss	(3,593,178)	71,006	(493,975)	(847,860)	$ (847,860)
Cash used in operations	$ (690,028)	$ (111,417)	$ (1,034,790)	$ (374,271)